UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (93.81%)
CONSUMER DISCRETIONARY – (10.70%)
Automobiles & Components – (0.10%)
16,780	Johnson Controls, Inc.	$553,572

Consumer Durables & Apparel – (2.79%)
316,329	Hunter Douglas NV (Netherlands)	16,197,044

Consumer Services – (2.63%)
36,940	H&R Block, Inc.	657,532
380,000	Yum! Brands, Inc.	14,565,400

		15,222,932

Media – (4.48%)
390,290	Grupo Televisa S.A., ADR (Mexico)	8,203,896
509,480	Walt Disney Co.	17,785,947

		25,989,843

Retailing – (0.70%)
36,060	CarMax, Inc. *	905,827
46,500	Sherwin-Williams Co.	3,147,120

		4,052,947

	Total Consumer Discretionary	62,016,338

CONSUMER STAPLES – (9.20%)
Food & Staples Retailing – (3.23%)
10,490	Costco Wholesale Corp.	626,882
495,630	CVS Caremark Corp.	18,120,233

		18,747,115

Food, Beverage & Tobacco – (5.97%)
190,000	Coca-Cola Co.	10,450,000
218,475	Heineken Holding NV (Netherlands)	9,718,571
126,250	Mead Johnson Nutrition Co.	6,568,787
154,000	Nestle S.A. (Switzerland)	7,886,950

		34,624,308

	Total Consumer Staples	53,371,423

ENERGY – (6.99%)
84,084	Devon Energy Corp.	5,417,532
109,564	Occidental Petroleum Corp.	9,262,541
219,630	Tenaris S.A., ADR (Argentina)	9,430,912
190,279	Transocean Ltd. *	16,436,300

	Total Energy	40,547,285

FINANCIALS – (14.56%)
Banks – (1.50%)
	Commercial Banks – (1.50%)
185,910	Banco Santander Brasil S.A., ADS (Brazil)	2,310,861
205,250	Wells Fargo & Co.	6,387,380

		8,698,241

Diversified Financials – (8.76%)
	Capital Markets – (3.19%)
373,590	Bank of New York Mellon Corp.	11,536,459
358,320	Charles Schwab Corp.	6,697,001
160,665	E*TRADE Financial Corp. *	265,901

		18,499,361

	Diversified Financial Services – (5.57%)
1,121	CME Group Inc.	354,505

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
	Diversified Financial Services – (Continued)
691,250	Oaktree Capital Group LLC, Class A (a)	$23,848,125
95,165	Pargesa Holdings S.A., Bearer Shares (Switzerland)	8,077,833

		32,280,463

		50,779,824

Insurance – (4.30%)
	Insurance Brokers – (0.26%)
22,740	Aon Corp.	971,225
31,066	Brown & Brown, Inc.	556,703

		1,527,928

	Property & Casualty Insurance – (2.89%)
85,881	Berkshire Hathaway Inc., Class B *	6,979,549
26,124	Markel Corp. *	9,787,618

		16,767,167

	Reinsurance – (1.15%)
9,760	Everest Re Group, Ltd.	789,877
6,280	RenaissanceRe Holdings Ltd.	356,453
104,435	Transatlantic Holdings, Inc.	5,514,168

		6,660,498

		24,955,593

	Total Financials	84,433,658

HEALTH CARE – (18.20%)
Health Care Equipment & Services – (6.90%)
197,665	Becton, Dickinson and Co.	15,562,166
32,677	CareFusion Corp. *	863,653
174,150	IDEXX Laboratories, Inc. *	10,019,720
156,310	Laboratory Corp. of America Holdings *	11,834,230
53,160	UnitedHealth Group Inc.	1,736,737

		40,016,506

Pharmaceuticals, Biotechnology & Life Sciences – (11.30%)
413,650	Johnson & Johnson	26,969,980
763,316	Merck & Co., Inc.	28,509,853
6,300	Millipore Corp. *	665,280
545,030	Pfizer Inc.	9,347,264

		65,492,377

	Total Health Care	105,508,883

INDUSTRIALS – (6.66%)
Capital Goods – (3.69%)
207,840	ABB Ltd., ADR (Switzerland)	4,539,226
706,968	Blount International, Inc. *	7,324,189
7,938	Lockheed Martin Corp.	660,600
257,320	Shaw Group Inc. *	8,856,954

		21,380,969

Commercial & Professional Services – (1.13%)
238,820	Iron Mountain Inc.	6,543,668

Transportation – (1.84%)
958,000	Clark Holdings, Inc. *(b)	550,850
80,920	Kuehne & Nagel International AG (Switzerland)	8,188,699

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (Continued)
71,930	Ryanair Holdings PLC, ADR (Ireland)*	$1,954,338

		10,693,887

	Total Industrials	38,618,524

INFORMATION TECHNOLOGY – (19.46%)
Semiconductors & Semiconductor Equipment – (3.60%)
147,000	Altera Corp.	3,572,835
707,090	Texas Instruments Inc.	17,302,492

		20,875,327

Software & Services – (10.24%)
652,200	Activision Blizzard, Inc.	7,855,749
31,720	Google Inc., Class A *	17,990,632
677,410	Microsoft Corp.	19,824,404
172,840	NetEase.com Inc., ADR (China)*	6,130,635
157,500	SAP AG, ADR (Germany)	7,586,775

		59,388,195

Technology Hardware & Equipment – (5.62%)
498,560	Agilent Technologies, Inc. *	17,145,478
43,980	Cisco Systems, Inc. *	1,145,019
151,310	Harris Corp.	7,185,712
87,810	Hewlett-Packard Co.	4,667,102
18,820	International Business Machines Corp.	2,413,665

		32,556,976

	Total Information Technology	112,820,498

MATERIALS – (7.33%)
143,960	Monsanto Co.	10,281,623
256,910	Sigma-Aldrich Corp.	13,790,929
942,170	Sino-Forest Corp. (Canada)*	18,460,280

	Total Materials	42,532,832

TELECOMMUNICATION SERVICES – (0.71%)
59,000	America Movil SAB de C.V., Series L, ADR (Mexico)	2,970,060
26,450	American Tower Corp., Class A *	1,127,034

	Total Telecommunication Services	4,097,094

	TOTAL COMMON STOCK – (Identified cost $450,275,378)	543,946,535

CONVERTIBLE BONDS – (1.00%)
TELECOMMUNICATION SERVICES – (1.00%)
$5,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	5,782,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $5,600,000)	5,782,000

SHORT TERM INVESTMENTS – (5.52%)
9,651,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.02%, 04/01/10, dated 03/31/10, repurchase value of $9,651,005
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.598%-5.881%, 02/01/30-02/01/49, total market value $9,844,020)	9,651,000
6,394,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 04/01/10, dated 03/31/10, repurchase value of $6,394,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 11/01/12-07/01/49, total market value $6,521,880)	6,394,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2010 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (CONTINUED)
$15,984,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.04%, 04/01/10, dated 03/31/10, repurchase value of $15,984,018
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 04/15/10-02/15/40, total market value $16,303,680)	$15,984,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $32,029,000)	32,029,000

	Total Investments – (100.33%) – (Identified cost $487,904,378) – (c)	581,757,535
	Liabilities Less Other Assets – (0.33%)	(1,903,371)
Net Assets – (100.00%)		$579,854,164

ADR: American Depositary Receipt
ADS: American Depositary Share
*	Non-Income producing security.
(a)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $23,848,125, or 4.11% of the Fund’s net assets as of March 31, 2010.

(b)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2010.  The aggregate fair value of the securities of affiliated companies held by the Fund as of March 31, 2010, amounts to $550,850.  Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2009	Gross Additions	Gross Reductions	Shares March 31, 2010	Dividend Income
Clark Holdings, Inc.	958,000	–	–	958,000	$–

(c)	Aggregate cost for federal income tax purposes is $492,792,068. At March 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$112,650,954
	Unrealized depreciation	(23,685,487)
	Net unrealized appreciation	$88,965,467

Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	March 31, 2010 (Unaudited)

Principal	Security	Value
GOVERNMENT AGENCY NOTES – (3.65%)
$500,000	Fannie Mae, 5.00%, 07/28/10	$507,799
400,000	Fannie Mae, 4.00%, 01/28/13	425,345
340,000	Federal Farm Credit Bank, 4.50%, 10/04/10	347,230
185,000	Federal Home Loan Bank, 4.75%, 08/13/10	188,063
841,226	Federal Home Loan Bank, 5.30%, 06/15/12	887,457
1,955,922	Final Maturity Amortizing Notes, 4.62%, 04/25/10	1,959,981
917,729	Final Maturity Amortizing Notes, 4.10%, 11/25/10	932,994
200,000	Freddie Mac, 5.00%, 10/18/10	205,123

	TOTAL GOVERNMENT AGENCY NOTES – (Identified cost $5,374,593)	5,453,992

MORTGAGES – (89.08%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (55.43%)
397,909	Fannie Mae, 4.50%, 01/25/14	415,679
7,650	Fannie Mae, 5.00%, 07/25/15	7,680
883,465	Fannie Mae, 3.50%, 09/25/16	910,863
985,037	Fannie Mae, 5.00%, 02/25/17	1,019,739
2,014,787	Fannie Mae, 5.00%, 12/25/17	2,076,723
1,265,000	Fannie Mae, 4.00%, 01/25/19	1,328,574
5,000,000	Fannie Mae, 4.00%, 04/25/19	5,204,951
5,000,000	Fannie Mae, 2.00%, 06/25/19	4,972,266
786,674	Fannie Mae, 4.50%, 07/25/21	796,097
3,982,335	Fannie Mae, 4.00%, 07/25/23	4,168,007
155,027	Fannie Mae, 8.00%, 12/17/24	156,891
115,329	Fannie Mae, 5.00%, 02/25/25	116,165
79,478	Fannie Mae, 5.50%, 11/25/25	79,783
4,842,278	Fannie Mae, 4.00%, 03/25/27	4,948,791
385,855	Fannie Mae, 5.50%, 03/25/28	396,638
706,668	Fannie Mae, 5.00%, 02/25/35	743,597
448,336	Freddie Mac, 4.00%, 09/15/10	453,511
106,940	Freddie Mac, 4.50%, 02/15/15	107,823
2,448,945	Freddie Mac, 4.00%, 10/15/15	2,494,482
922,366	Freddie Mac, 4.50%, 05/15/16	946,687
2,084,741	Freddie Mac, 4.00%, 09/15/16	2,153,502
600,000	Freddie Mac, 4.00%, 01/15/17	625,557
626,834	Freddie Mac, 3.50%, 01/15/18	649,831
1,126,545	Freddie Mac, 5.00%, 01/15/18	1,174,090
3,090,842	Freddie Mac, 4.00%, 06/15/18	3,211,410
5,000,000	Freddie Mac, 4.00%, 09/15/18	5,236,739
305,413	Freddie Mac, 4.50%, 09/15/18	307,472
511,810	Freddie Mac, 5.00%, 05/15/19	539,175
2,203,656	Freddie Mac, 5.00%, 12/15/22	2,236,587
4,465,669	Freddie Mac, 1.30%, 03/15/24 (a)	4,532,458
160,482	Freddie Mac, 5.00%, 06/15/25	163,639
300,000	Freddie Mac, 5.00%, 05/15/27	312,285
141,456	Freddie Mac, 5.50%, 12/15/27	142,109
1,133,289	Freddie Mac, 5.50%, 12/15/27	1,150,606
2,000,000	Freddie Mac, 5.00%, 09/15/28	2,111,206
5,752,044	Freddie Mac, 4.50%, 06/15/29	5,994,579
184,532	Freddie Mac, 6.00%, 03/15/30	188,372
5,000,000	Freddie Mac, 4.50%, 08/15/32	5,237,463
1,020,344	Freddie Mac, 4.25%, 06/15/33	1,051,424
2,571,562	Ginnie Mae, 4.50%, 10/20/20	2,665,489
4,496,317	Ginnie Mae, 4.00%, 11/20/30	4,719,754

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND – (CONTINUED)	March 31, 2010 (Unaudited)

Principal	Security	Value
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
$4,323,021	Ginnie Mae, 5.00%, 02/16/32	$4,529,548
2,474,525	Ginnie Mae, 5.00%, 08/20/32	2,522,119

	Total Collateralized Mortgage Obligations	82,800,361

FANNIE MAE POOLS – (18.47%)
154,157	4.00%, 08/01/10, Pool No. 254861	154,674
1,251,675	3.50%, 04/01/11, Pool No. 255245	1,259,318
274,054	4.50%, 01/01/13, Pool No. 254646	283,347
1,177,137	4.566%, 01/01/15, Pool No. 725788	1,243,289
2,438,735	6.00%, 09/01/17, Pool No. 665776	2,639,321
1,182,095	5.00%, 03/01/18, Pool No. 357369	1,261,738
1,919,039	4.50%, 08/01/18, Pool No. 254833	2,023,694
1,766,685	5.00%, 12/01/18, Pool No. 257504	1,878,058
1,416,234	4.00%, 01/01/19, Pool No. 976841	1,465,094
131,537	6.50%, 07/01/32, Pool No. 635069	144,818
1,416,673	2.655%, 10/01/32, Pool No. 648917 (b)	1,431,614
807,219	4.739%, 05/01/35, Pool No. 826242 (b)	837,819
5,399,493	2.41%, 10/01/35, Pool No. 836852 (b)	5,514,864
1,187,345	5.045%, 01/01/36, Pool No. 848973 (b)	1,244,718
270,845	3.803%, 03/01/36, Pool No. 843396 (b)	270,874
973,105	5.611%, 04/01/36, Pool No. 851605 (b)	1,022,103
4,753,859	2.892%, 06/01/36, Pool No. AD0169 (b)	4,910,343

	Total Fannie Mae Pools	27,585,686

FREDDIE MAC POOLS – (14.22%)
2,080,787	4.50%, 05/01/10, Pool No. M80818	2,087,203
539,455	3.00%, 10/01/10, Pool No. M91001	538,808
1,658,529	4.50%, 10/01/10, Pool No. M80856	1,679,488
422,686	4.00%, 11/01/10, Pool No. M80864	426,404
1,662,424	4.50%, 11/01/10, Pool No. M80865	1,679,498
645,008	4.00%, 02/01/11, Pool No. M80897	652,642
1,371,995	4.00%, 03/01/11, Pool No. M80903	1,388,233
630,713	5.00%, 03/01/12, Pool No. M80963	652,333
656,407	3.50%, 04/01/12, Pool No. M80974	664,905
808,200	4.00%, 12/01/12, Pool No. M81008	834,147
662,884	4.50%, 03/01/15, Pool No. B18794	689,381
1,406,447	5.50%, 12/01/18, Pool No. G11684	1,520,984
1,912,615	5.00%, 05/01/21, Pool No. G13296	2,041,477
1,627,843	5.00%, 09/01/21, Pool No. G12673	1,734,467
1,074,805	5.50%, 06/01/22, Pool No. G12688	1,153,602
487,429	2.899%, 12/01/34, Pool No. 1H1238 (b)	502,986
2,881,752	4.757%, 04/01/35, Pool No. 782528 (b)	2,995,436

	Total Freddie Mac Pools	21,241,994

GINNIE MAE POOLS – (0.96%)
1,345,142	6.50%, 09/15/13, Pool No. 780856	1,439,807

	Total Ginnie Mae Pools	1,439,807

	TOTAL MORTGAGES – (Identified cost $131,117,510)	133,067,848

OTHER AGENCIES – (0.22%)
300,000	Housing Urban Development, 6.00%, 08/01/20	327,154

	TOTAL OTHER AGENCIES – (Identified cost $327,170)	327,154

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND – (CONTINUED)	March 31, 2010 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (7.40%)
$3,331,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.02%, 04/01/10, dated 03/31/10, repurchase value of $3,331,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.598%-5.881%, 02/01/30-02/01/49, total market value $3,397,620)	$3,331,000
2,207,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 04/01/10, dated 03/31/10, repurchase value of $2,207,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 11/01/12-07/01/49, total market value $2,251,140)	2,207,000
5,517,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.04%, 04/01/10, dated 03/31/10, repurchase value of $5,517,006
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 04/15/10-02/15/40, total market value $5,627,340)	5,517,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $11,055,000)	11,055,000

	Total Investments – (100.35%) – (Identified cost $147,874,273) – (c)	149,903,994
	Liabilities Less Other Assets – (0.35%)	(520,965)
Net Assets – (100.00%)		$149,383,029

(a)
The interest rates on floating rate securities, shown as of March 31, 2010, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of March 31, 2010, may change daily or less frequently and are based on indices of market interest rates.
(c)	Aggregate cost for federal income tax purposes is $147,874,273. At March 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$2,172,494
	Unrealized depreciation	(142,773)
	Net unrealized appreciation	$2,029,721

Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	March 31, 2010 (Unaudited)

Principal	Security	Value
FANNIE MAE – (11.08%)
$250,000	Principal - Only Strip, 0.2015%, 04/09/10 (a)	$249,989
560,000	2.50%, 04/09/10	560,248
525,000	5.00%, 04/19/10	526,232
1,475,000	4.75%, 04/20/10	1,478,316
500,000	0.20%, 05/12/10 (a)	499,886
1,060,000	4.65%, 05/17/10	1,065,902
550,000	0.20%, 05/19/10 (a)	549,853
500,000	3.255%, 06/09/10	502,826
676,000	7.125%, 06/15/10	685,435
6,000,000	0.22%, 07/12/10 (a)	5,996,260
10,750,000	0.1413%, 07/13/10 (b)	10,749,719
1,000,000	0.27%, 07/19/10 (a)	999,183
500,000	0.1991%, 08/05/10 (b)	500,011
1,510,000	3.25%, 08/12/10	1,526,724
5,000,000	0.22%, 08/18/10 (a)	4,995,753
3,000,000	0.24%, 09/24/10 (a)	2,996,480

	TOTAL FANNIE MAE – (Identified cost $33,882,817)	33,882,817

FEDERAL FARM CREDIT BANK – (23.72%)
1,025,000	5.32%, 05/11/10	1,030,715
1,800,000	0.1598%, 06/22/10 (b)	1,799,794
5,000,000	0.1372%, 06/24/10 (b)	5,000,000
10,000,000	0.2281%, 07/06/10 (b)	10,000,804
2,000,000	3.30%, 07/21/10	2,018,533
9,000,000	0.187%, 08/23/10 (b)	8,999,546
9,700,000	0.1981%, 09/03/10 (b)	9,700,000
14,000,000	0.14%, 09/21/10 (b)	13,999,332
9,500,000	0.1712%, 10/26/10 (b)	9,500,000
510,000	0.4781%, 11/04/10 (b)	510,985
10,000,000	0.1703%, 11/17/10 (b)	9,999,995

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $72,559,704)	72,559,704

FEDERAL HOME LOAN BANK – (25.88%)
500,000	3.75%, 04/01/10	500,000
10,000,000	0.00%, 04/13/10 (b)	9,999,467
800,000	0.82%, 04/28/10	800,332
600,000	7.625%, 05/14/10	605,226
250,000	4.50%, 06/09/10	252,011
350,000	4.25%, 06/11/10	352,386
4,000,000	5.25%, 06/11/10	4,038,993
3,725,000	2.75%, 06/18/10	3,744,944
1,000,000	0.014%, 07/06/10 (b)	999,549
4,000,000	0.19%, 07/07/10 (a)	3,997,952
2,000,000	1.05%, 07/08/10	2,004,176
2,560,000	0.099%, 07/09/10 (b)	2,560,748
13,825,000	0.151%, 07/13/10 (b)	13,824,852
500,000	4.375%, 07/13/10	505,720
9,750,000	3.50%, 07/16/10	9,842,279
380,000	0.179%, 07/27/10 (b)	380,078
2,500,000	0.55%, 08/04/10	2,502,993
500,000	5.00%, 08/11/10	508,588
325,000	4.125%, 08/13/10	329,466

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	March 31, 2010 (Unaudited)

Principal	Security	Value
FEDERAL HOME LOAN BANK – (CONTINUED)
$305,000	6.875%, 08/13/10	$312,482
2,025,000	5.00%, 09/01/10	2,064,801
5,000,000	1.22%, 10/15/10	5,025,216
500,000	0.56%, 11/01/10 (b)	500,742
500,000	3.08%, 11/12/10	508,255
1,000,000	3.125%, 11/12/10	1,017,413
12,000,000	0.14%, 11/17/10 (b)	12,000,000

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $79,178,669)	79,178,669

FREDDIE MAC – (21.93%)
500,000	0.20%, 04/28/10 (a)	499,925
990,000	2.875%, 04/30/10	991,835
500,000	0.20%, 05/04/10 (a)	499,908
500,000	0.20%, 05/14/10 (a)	499,881
600,000	0.25%, 06/01/10 (a)	599,746
5,000,000	0.21%, 06/07/10 (a)	4,998,046
7,496,000	0.19%, 06/21/10 (a)	7,492,795
5,000,000	0.21%, 06/28/10 (a)	4,997,433
480,000	4.125%, 07/12/10	485,038
5,000,000	0.21%, 08/09/10 (a)	4,996,208
9,000,000	0.24%, 08/11/10 (a)	8,992,080
5,000,000	0.28%, 08/23/10 (a)	4,994,400
2,500,000	0.23%, 08/30/10 (a)	2,497,588
5,000,000	0.23%, 09/01/10 (a)	4,995,113
4,000,000	0.225%, 09/07/10 (a)	3,996,025
3,500,000	3.125%, 09/10/10	3,544,868
5,000,000	0.24%, 09/14/10 (a)	4,994,467
2,500,000	0.24%, 09/15/10 (a)	2,497,217
900,000	4.75%, 09/22/10	918,158
2,100,000	0.2688%, 12/30/10 (b)	2,101,327
1,500,000	0.2988%, 01/28/11 (b)	1,501,600

	TOTAL FREDDIE MAC – (Identified cost $67,093,658)	67,093,658

OTHER AGENCIES – (0.14%)
423,000	FICO Strip, 0.3505%, 06/06/10 (a)	422,731

	TOTAL OTHER AGENCIES – (Identified cost $422,731)	422,731

REPURCHASE AGREEMENTS – (17.23%)
15,887,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.02%, 04/01/10, dated 03/31/10, repurchase value of $15,887,009
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.598%-5.881%, 02/01/30-02/01/49, total market value $16,204,740)	15,887,000
10,524,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 04/01/10, dated 03/31/10, repurchase value of $10,524,003
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 11/01/12-07/01/49, total market value $10,734,480)	10,524,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	March 31, 2010 (Unaudited)

Principal	Security	Value
REPURCHASE AGREEMENTS – (CONTINUED)
$26,311,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.04%, 04/01/10, dated 03/31/10, repurchase value of $26,311,029
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 04/15/10-02/15/40, total market value $26,837,220)	$26,311,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $52,722,000)	52,722,000

	Total Investments – (99.98%) – (Identified cost $305,859,579) – (c)	305,859,579
	Other Assets Less Liabilities – (0.02%)	63,307
Net Assets – (100.00%)		$305,922,886

(a)	Zero coupon bonds reflect the effective yield on the date of purchase.
(b)
The interest rates on floating rate securities, shown as of March 31, 2010, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c)	Aggregate cost for federal income tax purposes is $305,859,579.
Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (99.91%)
ENERGY – (5.46%)
509,100	Canadian Natural Resources Ltd. (Canada)	$ 37,693,764

	Total Energy	37,693,764

FINANCIALS – (91.84%)
Banks – (14.45%)
	Commercial Banks – (14.45%)
159,000	Banco Santander Brasil S.A., ADS (Brazil)	1,976,370
150,700	ICICI Bank Ltd., ADR (India)	6,434,890
459,950	State Bank of India Ltd., GDR (India)	43,235,300
76,000	U.S. Bancorp	1,966,880
1,485,800	Wells Fargo & Co.	46,238,096

		99,851,536

Diversified Financials – (45.43%)
	Capital Markets – (20.49%)
393,500	Ameriprise Financial, Inc.	17,849,160
1,143,200	Bank of New York Mellon Corp.	35,302,016
792,600	Brookfield Asset Management Inc., Class A (Canada)	20,147,892
143,200	Charles Schwab Corp.	2,676,408
744,500	GAM Holding Ltd. (Switzerland)*	9,143,850
157,400	Goldman Sachs Group, Inc.	26,857,162
744,500	Julius Baer Group Ltd. (Switzerland)	27,007,895
47,200	T. Rowe Price Group Inc.	2,593,640

		141,578,023

	Consumer Finance – (11.24%)
1,779,500	American Express Co.	73,422,170
1,483,200	First Marblehead Corp. *	4,212,288

		77,634,458

	Diversified Financial Services – (13.70%)
137,820	Bank of America Corp.	2,460,087
326,300	Cielo S.A. (Brazil)	3,073,369
94,560	JPMorgan Chase & Co.	4,231,560
872,600	Moody's Corp.	25,959,850
1,102,000	Oaktree Capital Group LLC, Class A (a)	38,019,000
106,400	RHJ International (Belgium)*	922,613
396,550	RHJ International, 144A (Belgium)*(b)(c)	3,444,790
182,000	Visa Inc., Class A	16,567,460

		94,678,729

		313,891,210

Insurance – (31.96%)
	Life & Health Insurance – (3.18%)
304,733	China Life Insurance Co., Ltd., ADR (China)	21,952,965

	Multi-line Insurance – (7.93%)
1,470,600	Loews Corp.	54,823,968

	Property & Casualty Insurance – (9.56%)
191,500	ACE Ltd.	10,015,450
96,400	FPIC Insurance Group, Inc. *	2,617,260
79,200	Markel Corp. *	29,673,072
1,244,000	Progressive Corp. (Ohio)	23,747,960

		66,053,742

	Reinsurance – (11.29%)
225,000	Everest Re Group, Ltd.	18,209,250

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
1,132,087	Transatlantic Holdings, Inc.	$ 59,774,194

		77,983,444

		220,814,119

	Total Financials	634,556,865

INDUSTRIALS – (2.61%)
Commercial & Professional Services – (2.61%)
242,650	D&B Corp.	18,058,013

	Total Industrials	18,058,013

	TOTAL COMMON STOCK – (Identified cost $459,312,217)	690,308,642

	Total Investments – (99.91%) – (Identified cost $459,312,217) – (d)	690,308,642
	Other Assets Less Liabilities – (0.09%)	629,957
	Net Assets – (100.00%)	$ 690,938,599

ADR: American Depositary Receipt
ADS: American Depositary Share
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $38,019,000, or 5.50% of the Fund’s net assets as of March 31, 2010.

(b)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $3,444,790, or 0.50% of the Fund's net assets as of March 31, 2010.

(c)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $3,444,790, or 0.50% of the Fund’s net assets as of March 31, 2010.

(d)	Aggregate cost for federal income tax purposes is $459,695,598. At March 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$ 269,377,470
	Unrealized depreciation	(38,764,426)
	Net unrealized appreciation	$ 230,613,044

Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (48.60%)
CONSUMER DISCRETIONARY – (7.76%)
Media – (2.11%)
621,300	News Corp., Class A	$ 8,949,826

Retailing – (5.65%)
52,913	Amazon.com, Inc. *	7,183,469
306,800	Kohl's Corp. *	16,806,504

		23,989,973

	Total Consumer Discretionary	32,939,799

CONSUMER STAPLES – (9.19%)
Food & Staples Retailing – (4.66%)
547,000	Whole Foods Market, Inc. *	19,776,785

Food, Beverage & Tobacco – (2.43%)
539,100	Tyson Foods, Inc., Class A	10,323,765

Household & Personal Products – (2.10%)
263,300	Avon Products, Inc.	8,917,971

	Total Consumer Staples	39,018,521

ENERGY – (5.23%)
208,100	Devon Energy Corp.	13,407,883
448,400	Nabors Industries Ltd. *	8,802,092

	Total Energy	22,209,975

FINANCIALS – (7.65%)
Diversified Financials – (7.65%)
	Consumer Finance – (2.22%)
229,000	American Express Co.	9,448,540

	Diversified Financial Services – (5.43%)
543,876	Bank of America Corp.	9,708,187
3,292,560	Citigroup Inc. *	13,334,868

		23,043,055

		32,491,595

	Total Financials	32,491,595

HEALTH CARE – (2.43%)
Health Care Equipment & Services – (2.43%)
294,500	Universal Health Services, Inc., Class B	10,334,005

	Total Health Care	10,334,005

INDUSTRIALS – (10.26%)
Capital Goods – (7.29%)
400,200	General Electric Co.	7,283,640
539,500	Masco Corp.	8,373,040
706,190	Quanta Services, Inc. *	13,530,600
190,000	United Rentals, Inc. *	1,782,200

		30,969,480

Commercial & Professional Services – (2.97%)
266,000	ADFITECH, Inc. *(a)	658,350
114,000	School Specialty, Inc. *	2,591,790
275,500	Waste Connections, Inc. *	9,355,980

		12,606,120

	Total Industrials	43,575,600

INFORMATION TECHNOLOGY – (2.83%)
Semiconductors & Semiconductor Equipment – (2.83%)
423,297	Fairchild Semiconductor International, Inc. *	4,508,113

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
52,300	Intel Corp.	$ 1,164,721
277,100	International Rectifier Corp. *	6,345,590

		12,018,424

	Total Information Technology	12,018,424

MATERIALS – (1.82%)
17,000	Allegheny Technologies Inc.	917,830
323,000	Sealed Air Corp.	6,808,840

	Total Materials	7,726,670

UTILITIES – (1.43%)
551,700	AES Corp. *	6,068,700

	Total Utilities	6,068,700

	TOTAL COMMON STOCK – (Identified cost $225,530,882)	206,383,289

PREFERRED STOCK – (10.63%)
FINANCIALS – (3.79%)
Diversified Financials – (1.78%)
	Diversified Financial Services – (1.78%)
113,800	Citigroup Capital XII, 8.50%, TRUPS	2,941,024
38,000	Citigroup Inc., 7.50%, Conv. Pfd., T-DECS	4,622,320

		7,563,344

Real Estate – (2.01%)
374,010	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	8,555,479

	Total Financials	16,118,823

INDUSTRIALS – (1.82%)
Capital Goods – (0.75%)
104,241	United Rentals Trust I, 6.50%, Conv. Pfd.	3,166,320

Transportation – (1.07%)
153,200	Continental Airlines Finance Trust II, 6.00%, Cum. Conv. Pfd.	4,557,700

	Total Industrials	7,724,020

MATERIALS – (2.08%)
76,000	Freeport-McMoRan Copper & Gold, Inc., 6.75%, Conv. Pfd.	8,816,000

	Total Materials	8,816,000

UTILITIES – (2.94%)
274,410	AES Trust III, 6.75%, Conv. Pfd.	12,468,505

	Total Utilities	12,468,505

	TOTAL PREFERRED STOCK – (Identified cost $32,937,913)	45,127,348

CONVERTIBLE BONDS – (36.30%)
CONSUMER DISCRETIONARY – (3.39%)
Consumer Durables & Apparel – (0.99%)
$3,800,000	Eastman Kodak Co., 144A Conv. Sr. Notes, 7.00%, 04/01/17 (b)	4,199,000

Media – (2.40%)
15,250,000	News America Inc., Conv. Notes, Zero coupon, 3.38%, 02/28/21 (a)(c)(d)	10,197,767

	Total Consumer Discretionary	14,396,767

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2010 (Unaudited)

Principal	Security	Value
CONVERTIBLE BONDS – (CONTINUED)
CONSUMER STAPLES – (4.02%)
Food, Beverage & Tobacco – (4.02%)
$13,300,000	Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	$ 17,073,875

	Total Consumer Staples	17,073,875

ENERGY – (0.56%)
2,400,000	Nabors Industries Inc., Conv. Sr. Notes, 0.94%, 05/15/11	2,391,000

	Total Energy	2,391,000

FINANCIALS – (9.63%)
Diversified Financials – (0.08%)
	Capital Markets – (0.08%)
250,000	Janus Capital Group Inc., Conv. Sr. Notes, 3.25%, 07/15/14	316,875

Real Estate – (9.55%)
6,650,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (b)	9,135,437
21,850,000	Forest City Enterprises Inc., Conv. Sr. Notes, 3.625%, 10/15/14	24,676,844
1,600,000	Forest City Enterprises, Inc., 144A Conv. Sr. Notes, 5.00%, 10/15/16 (b)	2,010,000
4,750,000	Reckson Operating Partnership, L.P., Conv. Sr. Notes (Convertible into SL Green Realty Corp.), 4.00%, 06/15/25	4,738,125

		40,560,406

	Total Financials	40,877,281

HEALTH CARE – (1.22%)
Pharmaceuticals, Biotechnology & Life Sciences – (1.22%)
3,700,000	Valeant Pharmaceuticals International, Conv. Sub. Notes, 4.00%, 11/15/13	5,170,750

	Total Health Care	5,170,750

INDUSTRIALS – (8.79%)
Capital Goods – (0.82%)
3,520,000	United Rentals North America Inc., Conv. Sr. Sub., 1.875%, 10/15/23	3,502,400

Commercial & Professional Services – (7.97%)
8,100,000	School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	7,745,625
21,001,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero coupon, 08/01/23 (e)	21,106,005
4,750,000	Waste Connections, Inc., Conv. Sr. Notes, 3.75%, 04/01/26	4,987,500

		33,839,130

	Total Industrials	37,341,530

INFORMATION TECHNOLOGY – (4.26%)
Semiconductors & Semiconductor Equipment – (4.26%)
7,600,000	Intel Corp., 144A Conv. Jr. Sub. Deb., 3.25%, 08/01/39 (b)	9,148,500
9,050,000	Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	8,925,563

		18,074,063

	Total Information Technology	18,074,063

MATERIALS – (4.43%)
6,655,000	Allegheny Technologies Inc., Conv. Sr. Notes, 4.25%, 06/01/14	9,774,531
4,300,000	United States Steel Corp., Conv. Sr. Notes, 4.00%, 05/15/14	9,056,875

	Total Materials	18,831,406

	TOTAL CONVERTIBLE BONDS – (Identified cost $138,185,183)	154,156,672

CORPORATE BONDS – (3.17%)
CONSUMER DISCRETIONARY – (0.63%)
Retailing – (0.63%)
2,400,000	Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	2,674,133

	Total Consumer Discretionary	2,674,133

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2010 (Unaudited)

Principal	Security	Value
CORPORATE BONDS – (CONTINUED)
FINANCIALS – (0.10%)
Real Estate – (0.10%)
$13,300,000	Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (a)	$405,650

	Total Financials	405,650

INDUSTRIALS – (2.44%)
Capital Goods – (2.23%)
9,500,000	Masco Corp., Sr. Notes, 6.125%, 10/03/16	9,485,617

Commercial & Professional Services – (0.21%)
1,040,991	ADFITECH, Inc., Sr. Bond, 8.00%, 03/15/20 (a)	890,047

	Total Industrials	10,375,664

	TOTAL CORPORATE BONDS – (Identified cost $22,797,710)	13,455,447

SHORT TERM INVESTMENTS – (0.05%)
68,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.02%, 04/01/10, dated 03/31/10, repurchase value of $68,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.598%-5.881%, 02/01/30-02/01/49, total market value $69,360)	68,000
45,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 04/01/10, dated 03/31/10, repurchase value of $45,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 11/01/12-07/01/49, total market value $45,900)	45,000
113,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.04%, 04/01/10, dated 03/31/10, repurchase value of $113,000
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 04/15/10-02/15/40, total market value $115,260)	113,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $226,000)	226,000

	Total Investments – (98.75%) – (Identified cost $419,677,688) – (f)	419,348,756
	Other Assets Less Liabilities – (1.25%)	5,288,094
	Net Assets – (100.00%)	$424,636,850

T-DECS: Tangible Dividend Enhanced Common Stock
TRUPS: Trust Preferred Securities
*	Non-Income producing security.
(a)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $12,151,814, or 2.86% of the Fund’s net assets as of March 31, 2010.

(b)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $24,492,937, or 5.77% of the Fund's net assets as of March 31, 2010.

(c)
As of March 31, 2010, zero coupon bonds represented $10,197,767, or 2.40% of the Fund's net assets.  Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d)	Zero coupon bonds reflect the effective yield on the date of purchase.
(e)	Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2010 (Unaudited)

(f)	Aggregate cost for federal income tax purposes is $419,725,667. At March 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$53,806,962
	Unrealized depreciation	(54,183,873)
	Net unrealized depreciation	$(376,911)

Please refer to “Notes to Schedule of Investments” on page 21 for the Fund’s policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (81.17%)
FINANCIALS – (71.64%)
Real Estate – (71.64%)
Real Estate Investment Trusts (REITs) – (67.57%)
	Diversified REITs – (5.55%)
765,490	Cousins Properties, Inc.	$ 6,361,222
137,314	Vornado Realty Trust	10,394,669

		16,755,891

	Industrial REITs – (3.53%)
2,035,400	DCT Industrial Trust Inc.	10,645,142

	Office REITs – (20.62%)
205,013	Alexandria Real Estate Equities, Inc.	13,858,879
154,800	Boston Properties, Inc.	11,678,112
386,438	Corporate Office Properties Trust	15,507,757
202,000	Digital Realty Trust, Inc.	10,948,400
665,800	Douglas Emmett, Inc.	10,233,346

		62,226,494

	Residential REITs – (12.09%)
501,600	American Campus Communities, Inc.	13,874,256
111,000	AvalonBay Communities, Inc.	9,584,850
144,800	Essex Property Trust, Inc.	13,024,760

		36,483,866

	Retail REITs – (12.78%)
393,360	CBL & Associates Properties, Inc.	5,389,032
149,100	Federal Realty Investment Trust	10,855,971
260,000	Regency Centers Corp.	9,742,200
74,682	Simon Property Group, Inc.	6,265,820
157,800	Taubman Centers, Inc.	6,299,376

		38,552,399

	Specialized REITs – (13.00%)
822,547	Cogdell Spencer, Inc.	6,086,848
151,900	Entertainment Properties Trust	6,247,647
477,383	Host Hotels & Resorts Inc.	6,993,661
280,400	LaSalle Hotel Properties	6,533,320
281,900	Ventas, Inc.	13,384,612

		39,246,088

		203,909,880

Real Estate Management & Development – (4.07%)
	Real Estate Operating Companies – (4.07%)
853,054	Forest City Enterprises, Inc., Class A *	12,292,508

		216,202,388

	Total Financials	216,202,388

INDUSTRIALS – (2.93%)
Transportation – (2.93%)
267,600	Alexander & Baldwin, Inc.	8,844,180

	Total Industrials	8,844,180

TELECOMMUNICATION SERVICES – (6.60%)
135,500	American Tower Corp., Class A *	5,773,655
190,500	Crown Castle International Corp. *	7,282,815

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (CONTINUED)
190,500	SBA Communications Corp., Class A *	$6,871,335

	Total Telecommunication Services	19,927,805

	TOTAL COMMON STOCK – (Identified cost $218,829,806)	244,974,373

PREFERRED STOCK – (10.01%)
FINANCIALS – (10.01%)
Real Estate – (10.01%)
Real Estate Investment Trusts (REITs) – (10.01%)
	Industrial REITs – (1.28%)
171,000	AMB Property Corp., 6.75%, Series M	3,867,165

	Office REITs – (7.29%)
468,943	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	10,727,071
79,500	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	2,611,082
71,693	Digital Realty Trust, Inc., 8.50%, Series A	1,844,840
280,910	SL Green Realty Corp., 7.625%, Series C	6,812,068

		21,995,061

	Residential REITs – (0.63%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	1,914,606

	Retail REITs – (0.81%)
114,160	CBL & Associates Properties, Inc., 7.375%, Series D	2,443,309

	Total Financials	30,220,141

	TOTAL PREFERRED STOCK – (Identified cost $15,361,943)	30,220,141

CONVERTIBLE BONDS – (4.88%)
FINANCIALS – (4.88%)
Real Estate – (4.88%)
Real Estate Investment Trusts (REITs) – (4.45%)
	Industrial REITs – (1.86%)
$5,727,000	ProLogis, Conv. Sr. Notes, 2.25%, 04/01/37	5,598,143

	Office REITs – (2.59%)
4,815,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	6,614,606
1,230,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	1,196,175

		7,810,781

		13,408,924

Real Estate Management & Development – (0.43%)
	Real Estate Operating Companies – (0.43%)
1,040,000	Forest City Enterprises, Inc., 144A Conv. Sr. Notes, 5.00%, 10/15/16 (a)	1,306,500

	Total Financials	14,715,424

	TOTAL CONVERTIBLE BONDS – (Identified cost $9,355,756)	14,715,424

SHORT TERM INVESTMENTS – (3.34%)
3,035,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.02%, 04/01/10, dated 03/31/10, repurchase value of $3,035,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.598%-5.881%, 02/01/30-02/01/49, total market value $3,095,700)	3,035,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2010 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (CONTINUED)
$2,011,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 04/01/10, dated 03/31/10, repurchase value of $2,011,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 11/01/12-07/01/49, total market value $2,051,220)	$2,011,000
5,027,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.04%, 04/01/10, dated 03/31/10, repurchase value of $5,027,006
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 04/15/10-02/15/40, total market value $5,127,540)	5,027,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $10,073,000)	10,073,000

	Total Investments – (99.40%) – (Identified cost $253,620,505) – (b)	299,982,938
	Other Assets Less Liabilities – (0.60%)	1,819,147
	Net Assets – (100.00%)	$301,802,085

*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $9,117,281, or 3.02% of the Fund's net assets as of March 31, 2010.

(b)	Aggregate cost for federal income tax purposes is $267,309,854. At March 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$66,488,712
	Unrealized depreciation	(33,815,628)
	Net unrealized appreciation	$32,673,084

Please refer to “Notes to Schedule of Investments” on page 21 for the Fund’s policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
March 31, 2010 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  The value of short-term securities originally purchased with maturities greater than 60 days, are valued at market value.  For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with rules under the 40 Act.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2010 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$62,016,338	$–	$–	$–	$32,939,799	$–
Consumer staples	53,371,423	–	–	–	39,018,521	–
Energy	40,547,285	–	–	37,693,764	22,209,975	–
Financials	60,585,533	–	–	596,537,865	48,610,418	243,811,447
Health care	105,508,883	–	–	–	10,334,005	–
Industrials	38,618,524	–	–	18,058,013	42,917,250	8,844,180
Information technology	112,820,498	–	–	–	12,018,424	–
Materials	42,532,832	–	–	–	16,542,670	–
Telecommunication services	4,097,094	–	–	–	–	19,927,805
Utilities	–	–	–	–	18,537,205	–
Level 2 – Other Significant
Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. government corporations and agencies:
Long-term	–	138,848,994	–	–	–	–
Short-term	–	–	253,137,579	–	–	–
Convertible debt securities	5,782,000	–	–	–	154,156,672	14,715,424
Corporate debt securities	–	–	–	–	13,455,447	–
Equity securities:
Financials	23,848,125	–	–	38,019,000	–	2,611,082
Industrials	–	–	–	–	8,382,370	–
Short-term securities	32,029,000	11,055,000	52,722,000	–	226,000	10,073,000
Level 3 – Significant Unobservable
Inputs	–	–	–	–	–	–
Total	$581,757,535	$149,903,994	$305,859,579	$690,308,642	$419,348,756	$299,982,938

Subsequent Events - Fund management has determined that no material events or transactions occurred subsequent to March 31, 2010 and through May 28, 2010, which required adjustments and/or additional disclosure.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 24, 2010

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: May 24, 2010